OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2024	2025
Prepaid radio frequency license fees - current portion (Note 33c.i)	6,245	6,384
Advances	451	511
Prepaid salaries	281	178
Prepaid rent	129	162
Others (each below Rp100 billion)	446	634
Total	7,552	7,869